Commitments and Contingencies - Summary of future minimum payments under these capital lease arrangements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 779
2023	330
Thereafter	0
Total minimum lease payments	1,109
Less: amount representing interest	(117)
Present value of obligations under capital leases	992
Current portion of capital lease obligations	672
Capital lease obligations, long-term	$ 320